UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-10145

Baillie Gifford Funds

(Exact name of registrant as specified in charter)

1 Greenside Row

Edinburgh, Scotland, UK, EH1 3AN

(Address of principal executive offices) (Zip code)

Gareth Griffiths

1 Greenside Row

Edinburgh, Scotland, UK, EH1 3AN

(Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end:  April 30

Date of reporting period:  April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

BAILLIE GIFFORD FUNDS

Baillie Gifford Multi Asset Fund

Annual Report

April 30, 2022

Index

Page Number
01	Management Discussion
03	Fund Expenses
05	Industry Diversification Table
06	Portfolio of Investments
17	Financial Statements
21	Financial Highlights
23	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm
Supplemental Information
36	Federal Income Tax Information
37	Management of the Trust

Scenic view of Bostadh Beach and Luskentyre Beach in Summer, Isle of Harris, Scotland

Source: © Markus Keller/Shutterstock

This report is intended for shareholders of Baillie Gifford Multi Asset Fund (the "Fund") and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time. All investments entail risk, including the possible loss of principal.

Management Discussion (unaudited)

Annual Report April 30, 2022

Baillie Gifford Multi Asset Fund

Market Conditions and Review of Performance during the 12 months ended April 30, 2022

In the 12 months ended April 30, 2022, Baillie Gifford Multi Asset Fund's performance was negative (-2.71% for Class K shares), meaning it underperformed its benchmark, which returned 0.08% over the same period.

During the spring of 2021, economies continued to reopen as COVID-19 vaccines were rolled out across the world and, reinforced by supportive economic policies and low inflation, the subsequent positive sentiment across investment markets was generally a good thing for most asset classes. However, investment markets have had a much more challenging start to 2022, reacting initially to heightened short-term inflation data and then more recently to the war in Ukraine. The Fund has not been immune from recent volatility and much of the strong growth generated during the 2021 calendar year has been given back.

Across all asset classes in which the Fund invests, listed growth equities was the worst performing asset class over the reporting period, as rising central bank interest rates impacted the outlook for future global growth prospects. In conjunction with this, rising U.S. inflation has contributed to a broad sell off in technology stocks, and continued Chinese lockdowns in response to the COVID-19 pandemic have impacted supply chains. Both of these developments have had negative effects on the Fund and equity markets more generally.

Infrastructure holdings were the single biggest positive contributor to returns during the reporting period, as governments globally pledged to increase their renewable energy commitments. We believe elevated energy prices experienced in many regions globally should serve to increase both the viability of these renewable energy commitments and the push for greater international energy independence in the future.

Another asset class that contributed positively to performance was real estate, with investments in logistics and distribution assets being particularly beneficial. These assets are capitalising on what we believe is the ongoing shift to e-commerce and the need for increased warehousing space to meet the need for rising inventory levels. The portfolio's commodities investments were a notable performer over the period, as our exposure to rare earth miners contributed positively against a favourable backdrop for their use in renewable technologies.

From a broader investment and outlook perspective, while we remain sensitive to shorter-term swings in market sentiment, our focus remains on taking advantage of what we believe are longer-term trends. The portfolio invests in a number of broader themes — which include the Rise of Asia, the Green Revolution and Technological Innovation — while we also maintain a generally positive view on economies reopening as COVID-19 restrictions are lifted. These themes appear across a broad range of asset classes including listed equities, infrastructure and real estate. Indeed, on a medium-term view, we believe that: the abrupt change in geopolitical relations following Russia's invasion of Ukraine only strengthens the case for Europe seeking energy independence; wage inflation is increasing the attraction and adoption of automation and other disruptive activities; and supply chain disruption only prompts greater inventories and demand for the logistics companies that store them. As a result we believe there remain many interesting growth opportunities for Multi Asset investors.

And while we consistently seek to capture this optimism, the portfolio is designed to protect against potential longer-term downswings via a refined allocation to more defensively orientated investments, alongside the inherent diversification of the portfolio.

Investment Strategies used to manage the Fund

The investment strategy remains largely unchanged from 12 months ago. Baillie Gifford Multi Asset Fund offers actively managed exposure to a broad range of different asset classes through the convenience of a single portfolio. Our investment approach combines a top-down, macroeconomic view with bottom-up research, as described in the Fund's prospectus. The portfolio managers take an active, flexible approach to asset allocation, adjusting the mix of asset classes in response to long- and short-term opportunities in an effort to reduce overall volatility and/or increase returns. The portfolio managers make allocation decisions across asset classes primarily based on an analysis of the long-term expected returns, correlations and risk.

01

Management Discussion (unaudited)

Annual Report April 30, 2022

Fund Performance for periods ended 04/30/22 (Average Annual Total Returns)

	One Year	% p.a. Since Inception (December 4, 2018)
Baillie Gifford Multi Asset Fund Class K	-2.71%	5.02%
Baillie Gifford Multi Asset Fund Institutional Class	-2.80%	5.01%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index	0.08%	0.94%

The returns are provided for all shares classes that had shares outstanding as of April 30, 2022. Additional year-over-year returns for each class are available in the Financial Highlights section.

Comparison of the change in value of $10,000 investment in the Fund's Class K share and the index

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

02

Fund Expenses (unaudited)

Annual Report April 30, 2022

As a shareholder of Baillie Gifford Multi Asset Fund (the "Fund") you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, administration and supervisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5%hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table labeled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

03

Fund Expenses (unaudited)

Annual Report April 30, 2022

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratios Based on the Period November 1, 2021 to April 30, 2022	Expenses Paid During Period*
Baillie Gifford Multi Asset Fund — Class K
Actual	$1,000	$930.80	0.32%	$1.53
Hypothetical (5% return before expenses)	$1,000	$1,023.21	0.32%	$1.61
Baillie Gifford Multi Asset Fund — Institutional Class
Actual	$1,000	$930.70	0.35%	$1.68
Hypothetical (5% return before expenses)	$1,000	$1,023.06	0.35%	$1.76

*  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the year ended April 30, 2022. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal year may differ from expense ratios based on the one-year data in the financial highlights.

04

Industry Diversification Table (unaudited)

Annual Report April 30, 2022

April 30, 2022
Baillie Gifford Multi Asset Fund

	Value	% of Total Net Assets
Advertising	$34,945	0.3%
Airlines	58,664	0.4
Asset Backed Securities	455,165	3.3
Auto Parts & Equipment	18,576	0.1
Banks	603,303	4.4
Building Materials	82,125	0.6
Commercial Services	51,524	0.4
Computers	19,580	0.2
Diversified Financial Services	618,620	4.5
Electric	1,635,183	11.9
Electrical Components and Equipment	282,954	2.1
Electronics	56,715	0.4
Energy-Alternate Sources	106,215	0.8
Engineering & Construction	38,744	0.3
Entertainment	43,322	0.3
Food	104,513	0.8
Gas	70,412	0.5
Internet	54,645	0.4
Investment Companies	336,389	2.5
Leisure Time	42,985	0.3
Lodging	128,538	0.9
Media	14,226	0.1
Mining	803,883	5.8
Pooled Investment Vehicles	3,956,076	28.9
Real Estate	153,443	1.2
REITS	1,192,524	8.7
Retail	76,288	0.6
Sovereign	1,371,378	10.1
Telecommunications	63,105	0.4
Toys/Games/Hobbies	18,631	0.2
Total Value of Investments	12,492,671	91.4
Other assets less liabilities	1,171,932	8.6
Net Assets	$13,664,603	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

05

Portfolio of Investments

Annual Report April 30, 2022

April 30, 2022
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
COMMON STOCKS — 30.2%
AUSTRALIA — 2.6%
BHP Group Ltd.	1,089	$36,495
Lynas Rare Earths Ltd. *	25,295	158,730
Newcrest Mining Ltd.	6,510	122,254
Rio Tinto PLC	624	44,089
		361,568
CANADA — 1.6%
First Majestic Silver Corp.	6,160	63,631
Hydro One Ltd.	2,647	71,561
Pan American Silver Corp.	3,090	76,539
		211,731
CHINA — 1.7%
China Longyuan Power Group Corp., Ltd., Class H	50,000	96,441
China Yangtze Power Co., Ltd., Class A	29,800	102,433
Xinyi Energy Holdings Ltd.	64,000	34,234
		233,108
DENMARK — 1.4%
NKT A/S *	1,190	56,715
Orsted AS	1,257	139,062
		195,777
FRANCE — 1.3%
JCDecaux SA *	1,667	34,945
Nexans SA	1,526	139,000
		173,945
GERMANY — 0.3%
Fraport AG Frankfurt Airport Services Worldwide *	725	38,744
IRELAND — 0.5%
CRH PLC	986	39,264
Ryanair Holdings PLC ADR *	369	32,221
		71,485

The accompanying notes are an integral part of the financial statements.
06

Portfolio of Investments

Annual Report April 30, 2022

April 30, 2022
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
ITALY — 3.1%
Italgas SpA	10,875	$70,412
Prysmian SpA	4,426	143,955
Terna — Rete Elettrica Nazionale	25,374	206,953
		421,320
MACAU — 0.6%
Galaxy Entertainment Group Ltd.	8,000	45,649
Sands China Ltd. *	16,400	36,149
		81,798
NETHERLANDS — 0.4%
CTP NV	3,483	49,315
SPAIN — 3.9%
EDP Renovaveis SA	5,847	138,382
Iberdrola SA	16,157	185,657
Red Electrica Corp. SA	6,965	140,235
Siemens Gamesa Renewable Energy SA *	4,519	71,981
		536,255
SWITZERLAND — 0.4%
Dufry AG *	710	28,260
Wizz Air Holdings PLC *	676	26,443
		54,703
UNITED KINGDOM — 1.9%
Ashtead Group PLC	332	17,167
Greggs PLC	867	25,296
Hays PLC	22,370	34,357
Octopus Renewables Infrastructure Trust PLC	51,357	74,726
SSP Group PLC *	20,148	59,469
Whitbread PLC *	1,339	46,740
		257,755
UNITED STATES — 10.5%
Ares Capital Corp.	5,875	119,086
Avangrid, Inc.	1,436	63,687
Booking Holdings, Inc. *	19	41,996
Brookfield Renewable Corp., Class A	2,799	100,484

The accompanying notes are an integral part of the financial statements.
07

Portfolio of Investments

Annual Report April 30, 2022

April 30, 2022
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
CBRE Group, Inc., Class A *	574	$47,665
Consolidated Edison, Inc.	1,863	172,775
Eversource Energy	1,573	137,480
FirstCash Holdings, Inc.	602	48,027
Golub Capital BDC, Inc.	4,585	68,408
Hecla Mining Co.	12,775	66,558
Howard Hughes Corp. (The) *	563	56,463
Lyft, Inc., Class A *	388	12,649
Martin Marietta Materials, Inc.	121	42,861
MP Materials Corp. *	2,430	92,437
Newmont Corp.	1,965	143,150
NextEra Energy, Inc.	878	62,355
Royal Caribbean Cruises Ltd. *	553	42,985
Six Flags Entertainment Corp. *	1,132	43,322
Sixth Street Specialty Lending, Inc.	3,320	74,169
		1,436,557
Total Common Stocks
(cost $4,054,444)		4,124,061
POOLED INVESTMENT VEHICLES — 28.9%
GUERNSEY — 3.9%
International Public Partnerships Ltd.	33,991	71,213
Pershing Square Holdings Ltd.	1,307	44,842
Renewables Infrastructure Group Ltd. (The)	94,226	159,954
Sequoia Economic Infrastructure Income Fund Ltd.	90,580	112,087
TwentyFour Income Fund Ltd.	110,359	149,873
		537,969
IRELAND — 3.2%
Aspect Core Trend Fund, Class A	3,484	439,391
LUXEMBOURG — 0.3%
BBGI Global Infrastructure SA	19,266	41,042
UNITED KINGDOM — 2.5%
3i Infrastructure PLC	15,192	66,866
Greencoat UK Wind PLC	102,076	204,720
HICL Infrastructure PLC	30,427	67,493
		339,079

The accompanying notes are an integral part of the financial statements.
08

Portfolio of Investments

Annual Report April 30, 2022

April 30, 2022
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
UNITED STATES — 19.0%
Baillie Gifford Emerging Markets Equities Fund, Class K (1)	22,778	$442,342
Baillie Gifford International Alpha Fund, Class K (1)	63,332	749,848
Baillie Gifford U.S. Equity Growth Fund, Class K (1)	26,989	523,592
Credit Suisse Managed Futures Strategy Fund, Class I	27,474	323,374
KraneShares Asia Pacific High Income Bond ETF	19,100	559,439
		2,598,595
Total Pooled Investment Vehicles
(cost $3,861,534)		3,956,076
STRUCTURED NOTES — 8.8%
SWITZERLAND — 4.3%
Credit Suisse AG, Zero cpn., 10/31/22 (2)	737	585,403
UNITED STATES — 4.5%
Goldman Sachs International, Zero cpn., 07/13/51 (3)	422	351,817
Goldman Sachs International, Zero cpn., 08/12/51 (4)	263	266,803
		618,620
Total Structured Notes
(cost $1,422,000)		1,204,023
REAL ESTATE INVESTMENT TRUSTS — 8.7%
UNITED KINGDOM — 3.2%
LondonMetric Property PLC	16,826	56,870
Segro PLC	8,070	135,109
Target Healthcare REIT PLC	24,165	33,728
Tritax Big Box REIT PLC	44,685	136,408
UK Commercial Property REIT Ltd.	72,126	79,468
		441,583

The accompanying notes are an integral part of the financial statements.
09

Portfolio of Investments

Annual Report April 30, 2022

April 30, 2022
Baillie Gifford Multi Asset Fund

	Shares/Principal		Value
UNITED STATES — 5.5%
Duke Realty Corp.		3,740	$204,765
First Industrial Realty Trust, Inc.		2,703	156,774
Prologis, Inc.		1,034	165,740
Rexford Industrial Realty, Inc.		2,866	223,662
			750,941
Total Real Estate Investment Trusts
(cost $999,037)			1,192,524
FOREIGN GOVERNMENT BONDS — 7.8%
BRAZIL — 0.2%
Brazil Letras do Tesouro Nacional, Series LTN, Zero cpn., 01/01/24	BRL	162,000	26,871
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 03/01/35	CLP	35,000,000	35,382
CHINA — 1.9%
China Government Bond, Series INBK, 3.39%, 03/16/50	CNY	1,740,000	263,211
EGYPT — 0.2%
Egypt Government Bond, Series 7YR, 14.41%, 07/07/27	EGP	601,000	31,630
INDONESIA — 0.4%
Indonesia Treasury Bond, Series FR58, 8.25%, 06/15/32	IDR	769,000,000	57,353
IVORY COAST (COTE D'IVOIRE) — 0.7%
Ivory Coast Government International Bond, 5.25%, 03/22/30	EUR	100,000	94,321
MALAYSIA — 0.2%
Malaysia Government Bond, Series 0413, 3.84%, 04/15/33	MYR	128,000	27,141
PERU — 0.3%
Peru Government Bond, 6.90%, 08/12/37	PEN	97,000	22,359
Peruvian Government International Bond, 8.75%, 11/21/33		14,000	18,593
			40,952

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2022

April 30, 2022
Baillie Gifford Multi Asset Fund

	Shares/Principal		Value
ROMANIA — 0.3%
Romania Government Bond, Series 15Y, 3.65%, 09/24/31	RON	135,000	$21,939
Romanian Government International Bond, 1.75%, 07/13/30	EUR	20,000	16,643
			38,582
SOUTH AFRICA — 0.4%
Republic of South Africa Government Bond, Series R209, 6.25%, 03/31/36	ZAR	1,153,000	49,712
UKRAINE — 0.5%
Ukraine Government Bond, 15.84%, 02/26/25 (5)	UAH	1,498,000	0
Ukraine Government International Bond, Series GDP, 1.26%, 05/31/40 (6)		252,000	72,369
			72,369
UNITED STATES — 2.1%
U.S. Treasury Bond, 2.38%, 05/15/51	USD	62,000	54,584
U.S. Treasury Bond, 2.00%, 08/15/51		70,000	56,558
U.S. Treasury Bond, 1.88%, 11/15/51		70,000	54,907
U.S. Treasury Bond, 2.25%, 02/15/52		130,000	111,617
			277,666
URUGUAY — 0.3%
Uruguay Government International Bond, 4.38%, 12/15/28	UYU	1,570,406	45,099
Total Foreign Government Bonds
(cost $1,373,389)			1,060,289
COLLATERALIZED LOAN OBLIGATIONS — 3.3%
IRELAND — 3.3%
Fair Oaks Senior CLO Investments 2021-1 DAC, Zero cpn., 11/30/26 (8)		4,347	455,165
Total Collateralized Loan Obligations
(cost $492,158)			455,165
TREASURY BILLS — 1.6%
UNITED STATES — 1.6%
U.S. Treasury Bill, 08/25/22 (7)	USD	222,000	221,261
Total Treasury Bills
(cost $221,535)			221,261

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2022

April 30, 2022
Baillie Gifford Multi Asset Fund

	Shares/Principal		Value
CORPORATE BONDS — 1.4%
CANADA — 0.1%
Bell Canada, Series MTN, 4.75%, 09/29/44	CAD	21,000	$15,245
FRANCE — 0.3%
Electricite de France SA, 6.95%, 01/26/39	USD	15,000	17,678
Orange SA, 9.00%, 03/01/31		13,000	17,125
			34,803
UNITED KINGDOM — 0.1%
Tesco PLC, Series EMTN, 5.50%, 01/13/33	GBP	14,000	19,748
UNITED STATES — 0.9%
Aptiv PLC, 4.35%, 03/15/29	USD	19,000	18,576
AT&T, Inc., 3.50%, 09/15/53		18,000	14,092
Citigroup, Inc., 8.13%, 07/15/39		13,000	17,900
Corning, Inc., 5.45%, 11/15/79		17,000	16,643
Dell International LLC / EMC Corp., 5.30%, 10/01/29		19,000	19,580
Hasbro, Inc., 6.35%, 03/15/40		17,000	18,631
Walt Disney Co. (The), 6.15%, 02/15/41		12,000	14,226
			119,648
Total Corporate Bonds
(cost $212,681)			189,444
INFLATION INDEXED BONDS — 0.7%
BRAZIL — 0.3%
Brazil Notas do Tesouro Nacional Serie B, Series NTNB, 6.00%, 05/15/27	BRL	204,313	42,427
MEXICO — 0.4%
Mexican Udibonos, Series S, 4.00%, 11/30/28	MXN	969,576	47,401
Total Inflation Indexed Bonds
(cost $95,806)			89,828
TOTAL INVESTMENTS — 91.4%
(cost $12,732,584)			$12,492,671
Other assets less liabilities — 8.6%			1,171,932
NET ASSETS — 100.0%			$13,664,603

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2022

April 30, 2022
Baillie Gifford Multi Asset Fund

*  Non-income producing security.

(1)  Affiliated Fund.

(2)  ETF-linked certificate which tracks the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF as the reference price. Value correlates to changes in this reference price.

(3)  Index-linked note which tracks the Volatility Curve US Series 1 Total Return Strategy as the reference price. Value correlates to changes in this reference price.

(4)  Index-linked note which tracks the USD 10-20 Year Long Volatility Index Total Return Strategy as the reference price. Value correlates to changes in this reference price.

(5)  Investment was valued at nil due to a decision made by Baillie Gifford Overseas Limited (the "Manager") based on there being no trading available in this security.

(6)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(7)  Security issued on a discount basis with no stated coupon rate. Income is recognized through the accretion of discount.

(8)  Investment was valued using significant unobservable inputs.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in the Fund's prospectus.

A summary of the Fund's investments in affiliated funds during the year ended April 30, 2022 is as follows:

Affiliated Fund Holdings

	Shares at April 30, 2021	Value at April 30, 2021	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Shares at April 30, 2022	Value at April 30, 2022	Income Distributions	Long Term Capital Gain Distributions
Baillie Gifford Emerging Markets Equities Fund, Class K	30,265	$864,974	$162,522	$(337,150)	$26,956	$(274,960)	22,778	$442,342	$10,525	$10,910
Baillie Gifford International Alpha Fund, Class K	109,775	1,913,385	136,089	(736,709)	26,311	(589,228)	63,332	749,848	20,533	115,557
Baillie Gifford U.S. Equity Growth Fund, Class K	37,844	1,591,352	394,367	(680,011)	45,190	(827,306)	26,989	523,592	34,072	101,102
	177,884	$4,369,711	$692,978	$(1,753,870)	$98,457	$(1,691,494)	113,099	$1,715,782	$65,130	$227,569

For more information on the affiliated fund holdings, please refer to Note B.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2022

April 30, 2022
Baillie Gifford Multi Asset Fund

Open forward foreign currency contracts outstanding at April 30, 2022:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA) Inc.	5/11/2022	AUD	476,000	USD	353,986	$17,594	$—
HSBC Securities (USA) Inc.	5/11/2022	CAD	1,076,800	USD	852,886	14,693	—
HSBC Securities (USA) Inc.	5/11/2022	CHF	727,700	USD	780,436	31,915	—
HSBC Securities (USA) Inc.	5/11/2022	EUR	556,000	USD	602,021	15,162	—
HSBC Securities (USA) Inc.	5/11/2022	EUR	2,788,370	USD	3,032,076	88,951	—
HSBC Securities (USA) Inc.	5/11/2022	GBP	2,086,790	USD	2,720,771	96,759	—
HSBC Securities (USA) Inc.	5/11/2022	JPY	33,000,000	USD	256,980	2,593	—
HSBC Securities (USA) Inc.	5/11/2022	NOK	3,750,000	USD	428,456	28,636	—
HSBC Securities (USA) Inc.	5/11/2022	NZD	513,000	USD	350,850	19,651	—
HSBC Securities (USA) Inc.	5/11/2022	USD	66,487	AUD	91,000	—	(2,176)
HSBC Securities (USA) Inc.	5/11/2022	USD	552,878	EUR	509,000	—	(15,629)
HSBC Securities (USA) Inc.	5/11/2022	USD	196,445	GBP	153,000	—	(4,057)
HSBC Securities (USA) Inc.	5/11/2022	USD	1,070,166	JPY	134,341,200	—	(34,573)
HSBC Securities (USA) Inc.	5/11/2022	USD	140,896	NOK	1,260,000	—	(6,556)
HSBC Securities (USA) Inc.	5/11/2022	USD	64,706	NZD	97,000	—	(2,082)
HSBC Securities (USA) Inc.	5/11/2022	USD	270,168	ZAR	4,195,000	—	(4,915)
HSBC Securities (USA) Inc.	5/11/2022	ZAR	4,195,000	USD	286,663	21,410	—
HSBC Securities (USA) Inc.	5/12/2022	CNY	840,000	USD	132,165	5,085	—
HSBC Securities (USA) Inc.	5/12/2022	USD	131,097	CNY	840,000	—	(4,018)
HSBC Securities (USA) Inc.	5/19/2022	BRL	1,014,000	USD	214,885	11,158	—
HSBC Securities (USA) Inc.	5/19/2022	PHP	26,800,000	USD	517,175	6,455	—
HSBC Securities (USA) Inc.	5/19/2022	USD	384,807	BRL	2,020,000	21,040	—
HSBC Securities (USA) Inc.	5/19/2022	USD	233,343	PHP	12,000,000	—	(4,662)
HSBC Securities (USA) Inc.	6/9/2022	USD	142,476	ZAR	2,100,000	—	(10,123)
HSBC Securities (USA) Inc.	6/9/2022	ZAR	5,454,000	USD	348,621	4,881	—
HSBC Securities (USA) Inc.	6/16/2022	EUR	330,000	USD	371,022	22,076	—
HSBC Securities (USA) Inc.	6/16/2022	ILS	318,000	USD	99,309	3,822	—
HSBC Securities (USA) Inc.	6/16/2022	USD	75,589	EUR	69,000	—	(2,627)
HSBC Securities (USA) Inc.	6/16/2022	USD	376,141	ILS	1,237,600	—	(4,521)
HSBC Securities (USA) Inc.	7/21/2022	EUR	67,000	USD	70,829	—	(162)
HSBC Securities (USA) Inc.	7/21/2022	THB	9,560,000	USD	285,333	5,705	—
HSBC Securities (USA) Inc.	7/21/2022	USD	138,233	JPY	17,680,000	—	(1,498)
HSBC Securities (USA) Inc.	7/21/2022	USD	516,182	THB	16,760,000	—	(25,955)
HSBC Securities (USA) Inc.	7/28/2022	CAD	462,000	USD	370,598	11,102	—
HSBC Securities (USA) Inc.	7/28/2022	COP	844,000,000	USD	214,569	4,559	—
HSBC Securities (USA) Inc.	7/28/2022	EUR	173,760	USD	197,986	13,788	—
HSBC Securities (USA) Inc.	7/28/2022	INR	16,100,000	USD	208,166	—	(80)

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2022

April 30, 2022
Baillie Gifford Multi Asset Fund

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	7/28/2022	TRY	1,100,000	USD	69,455	$357	$—
HSBC Securities (USA) Inc.	7/28/2022	USD	79,626	BRL	400,000	—	(942)
HSBC Securities (USA) Inc.	7/28/2022	USD	863,436	CAD	1,084,000	—	(19,943)
HSBC Securities (USA) Inc.	7/28/2022	USD	70,513	EUR	64,200	—	(2,457)
HSBC Securities (USA) Inc.	8/18/2022	CLP	149,000,000	USD	185,115	14,058	—
HSBC Securities (USA) Inc.	8/18/2022	USD	468,140	CLP	391,000,000	—	(19,258)
Total unrealized appreciation (depreciation)						$461,450	$(166,234)
Net unrealized appreciation (depreciation)							$295,216

ADR  —  American Depositary Receipt

CLO  —  Collateralized Loan Obligation

ETF  —  Exchange Traded Fund

FRN  —  Floating Rate Note

MTN  —  Medium Term Note

REIT  —  Real Estate Investment Trust

Currency Abbreviations:

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNY  —  Chinese Yuan

COP  —  Colombian Peso

EGP  —  Egyptian Pound

EUR  —  Euro

GBP  —  Great Britain Pound

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

PHP  —  Philippine Peso

RON  —  Romanian New Leu

THB  —  Thai Baht

UAH  —  Ukrainian hryvnia

UYU  —  Uruguayan peso

ZAR  —  South African Rand

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2022

April 30, 2022
Baillie Gifford Multi Asset Fund

Fair Value Measurement

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities(1)	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,680,509	$2,443,552	$—	$4,124,061
Pooled Investment Vehicles	3,347,813	608,263	—	3,956,076
Structured Notes	—	1,204,023	—	1,204,023
Real Estate Investment Trusts	750,941	441,583	—	1,192,524
Foreign Government Bonds	—	1,060,289	—	1,060,289
Collateralized Loan Obligations	—	—	455,165	455,165
Treasury Bills	—	221,261	—	221,261
Corporate Bonds	—	189,444	—	189,444
Inflation Indexed Bonds	—	89,828	—	89,828
Total Investments in Securities	$5,779,263	$6,258,243	$455,165	$12,492,671
Other Financial Instruments(2)
Forward Foreign Currency Contracts	—	461,450	—	461,450
Total Investments in Securities and Other Financial Instruments	$5,779,263	$6,719,693	$455,165	$12,954,121
Liabilities:
Other Financial Instruments(2)
Forward Foreign Currency Contracts	—	(166,234)	—	(166,234)
Total Other Financial Instruments	$—	$(166,234)	$—	$(166,234)

(1)  A complete listing of investments and additional information regarding the industry classification and geographical location of these investments is disclosed in the Portfolio of Investments.

(2)  Reflects the unrealized appreciation (depreciation) of the instruments.

See Note A for a description of the inputs used in the fair value hierarchy above.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at April 30, 2021	$—
Purchases	775,208
Sales	(269,713)
Realized gain (loss)	(13,337)
Change in unrealized gain (loss)	(36,993)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at April 30, 2022	$455,165 *
Change in unrealized gain (loss) related to Investments still held at April 30, 2022.	$(36,993)

*  The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This led to certain securities held in Russian rubles and Ukrainian hryvnia becoming untradeable, such as the Ukraine Government Bond held by the Fund. As a result of this, the Manager made the decision to value this bond at nil, at which point this was transferred out of Level 2 into Level 3.

  Fair Oaks Senior CLO Investments 2021-1 DAC is a weekly priced instrument held by the Fund for which the trustee-quoted NAV is a significant unobservable input.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Annual Report April 30, 2022

April 30, 2022
Baillie Gifford Multi Asset Fund

ASSETS
Investments, at value (cost $11,016,670)	$10,776,889
Investments in affiliated funds, at value (cost $1,715,914)	1,715,782
Cash	1,137,183
Deposit with broker for futures contracts	35,478
Foreign cash, at value (cost $4,835)	4,900
Unrealized appreciation on forward foreign currency contracts	461,450
Due from Investment Advisor	82,494
Receivable for investments sold	66,211
Interest receivable	14,395
Dividends receivable	10,543
Tax reclaims receivable	3,223
Prepaid assets	18,500
Total Assets	14,327,048
LIABILITIES
Advisory fee payable	6,174
Deposit from broker for forward foreign currency contracts	330,000
Unrealized depreciation on forward foreign currency contracts	166,234
Payable for investment purchased	22,632
Administration & Supervisory fee payable	13,119
Accrued expenses	124,286
Total Liabilities	662,445
NET ASSETS	$13,664,603
COMPOSITION OF NET ASSETS
Paid-in capital	$12,310,406
Total distributable earnings	1,354,197
$13,664,603
NET ASSET VALUE, PER SHARE
Class K ($5,953,885 / 576,785 shares outstanding), unlimited authorized, no par value	$10.32
Institutional Class ($7,710,718 / 746,965 shares outstanding), unlimited authorized, no par value	$10.32

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Report April 30, 2022

For the Year Ended April 30, 2022
Baillie Gifford Multi Asset Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $26,024)	$416,001
Income from affiliated funds	65,130
Interest	159,430
Total Investment Income	640,561
EXPENSES
Advisory fee, net of Temporary Advisory Fee Waiver (Note B)	20,105
Administration & Supervisory fee — Class K shares (Note B)	29,782
Administration & Supervisory fee — Institutional Class shares (Note B)	12,942
Transfer agency	33,706
Sub-transfer agency — Institutional Class shares	1,383
Legal	136,849
Fund accounting	119,128
Clearing fees	42,158
Professional fees	38,642
Printing fees	29,180
Custody	21,003
Registration fees	13,956
Trustees' fees	666
Commitment fees	256
Miscellaneous	5,107
Total Expenses	504,863
Fees waived/expenses reimbursed	(402,954)
Affiliated fund fees waived/expenses reimbursed	(21,288)
Total Expenses after waiver	80,621
Net Investment Income	559,940
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	1,401,110
Investments in affiliated funds	98,457
Long Term Capital gains distributions from affiliated funds	227,569
Futures	91,789
Forward foreign currency contracts	624,733
Foreign currency transactions	(13,914)
2,429,744

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Report April 30, 2022

Net change in unrealized appreciation (depreciation) on:
Investments	$(1,950,997)
Investments in affiliated funds	(1,691,494)
Futures	(8,619)
Forward foreign currency contracts	528,420
Translation of net assets and liabilities denominated in foreign currencies	(645)
(3,123,335)
Net realized and unrealized loss	(693,591)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(133,651)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Annual Report April 30, 2022

Baillie Gifford Multi Asset Fund

	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$559,940	$438,684
Net realized gain (loss)	2,429,744	(568,234)
Net change in unrealized appreciation (depreciation)	(3,123,335)	3,723,471
Net increase (decrease) in net assets from operations	(133,651)	3,593,921
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	(1,114,541)	(84,965)
Institutional Class	(463,476)	(26,961)
Total Distributions to Shareholders	(1,578,017)	(111,926)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	47,669	10,000,000
Institutional Class	1,321,726	716,420
Dividends reinvested:
Class K	1,114,541	84,965
Institutional Class	463,476	26,961
Cost of shares redeemed:
Class K	(12,076,856)	—
Institutional Class	(150,134)	—
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(9,279,578)	10,828,346
Total Increase (Decrease) in Net Assets	(10,991,246)	14,310,341
NET ASSETS
Beginning of year	24,655,849	10,345,508
End of year	$13,664,603	$24,655,849

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Report April 30, 2022

Baillie Gifford Multi Asset Fund
Selected data for a Class K share outstanding throughout each period

	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period December 4, 2018(a) through April 30, 2019
Net asset value, beginning of period	$11.27	$9.65	$10.66	$10.00
From Investment Operations
Net investment income(b)	0.26	0.20	0.24	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(0.51)	1.47	(0.54)	0.57
Net increase (decrease) in net asset value from investment operations	(0.25)	1.67	(0.30)	0.70
Dividends and Distributions to Shareholders
From net investment income	(0.14)	(0.05)	(0.55)	(0.04)
From net realized gain on investments	(0.56)	—	(0.16)	—
Total Dividends and Distributions	(0.70)	(0.05)	(0.71)	(0.04)
Net asset value, end of period	$10.32	$11.27	$9.65	$10.66
Total Return
Total return based on net asset value(c)	(2.71)%	17.35%	(3.35)%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,954	$17,873	$5,173	$5,351
Ratio of net expenses to average net assets, after affiliated fund waiver but before waiver under expense limitation agreement(d)(e)	1.92%	2.14%	4.65%	3.02%*
Ratio of net expenses to average net assets, after affiliated fund waiver and waiver under expense limitation agreement(d)	0.32%	0.29%	0.56%	0.55%*
Ratio of net investment income to average net assets	2.28%	1.91%	2.29%	3.08%*
Portfolio turnover rate(f)	67%	58%	59%	14%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Does not include the expenses of non-affiliated pooled investment vehicles in which the Fund invests.

(e)  This figure represents the gross expenses of the Fund less any waiver in relation to management fees paid on assets invested in affiliated funds (refer to Note B for further details).

(f)  Portfolio turnover rate calculated at the Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Report April 30, 2022

Baillie Gifford Multi Asset Fund
Selected data for an Institutional Class share outstanding throughout each period

	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021		For the Year Ended April 30, 2020	For the Period December 4, 2018(a) through April 30, 2019
Net asset value, beginning of period	$11.28	$9.65		$10.66	$10.00
From Investment Operations
Net investment income(b)	0.24	0.21		0.24	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)	1.47		(0.54)	0.57
Net increase (decrease) in net asset value from investment operations	(0.26)	1.68		(0.30)	0.70
Dividends and Distributions to Shareholders
From net investment income	(0.14)	(0.05)		(0.55)	(0.04)
From net realized gain on investments	(0.56)	—		(0.16)	—
Total Dividends and Distributions	(0.70)	(0.05)		(0.71)	(0.04)
Net asset value, end of period	$10.32	$11.28		$9.65	$10.66
Total Return
Total return based on net asset value(c)	(2.80)%	17.42%		(3.35)%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,711	$6,783		$5,173	$5,350
Ratio of net expenses to average net assets, after affiliated fund waiver but before waiver under expense limitation agreement(d)(e)	1.94%	2.13	%(f)	4.65%	3.02%*
Ratio of net expenses to average net assets, after affiliated fund waiver and waiver under expense limitation agreement(d)	0.34%	0.29%		0.56%	0.55%*
Ratio of net investment income to average net assets	2.10%	1.99%		2.29%	3.08%*
Portfolio turnover rate(g)	67%	58%		59%	14%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Does not include the expenses of non-affiliated pooled investment vehicles in which the Fund invests.

(e)  This figure represents the gross expenses of the Fund less any waiver in relation to management fees paid on assets invested in affiliated funds (refer to Note B for further details).

(f)  Institutional Class had a lower ratio than Class K due to rounding.

(g)  Portfolio turnover rate calculated at the Fund level.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

Annual Report April 30, 2022

Note A — Organization and Accounting Policies

The Fund is a diversified series of Baillie Gifford Funds (the "Trust"). The Trust includes other series that are not included in this report. The investment objective of the Fund is to seek long-term capital growth at lower volatility than is typically associated with equity markets. For information on the specific investment strategies of the Fund and a description of each share class, please refer to the Fund's prospectus. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized on June 21, 2000 as a Massachusetts business trust under the laws of Massachusetts. The Trust operates pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time.

As of April 30, 2022, the Fund offers Class K and Institutional Class shares.

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Fund have been prepared in conformity with generally accepted accounting principles in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments

Investments for which there are readily available market quotations are valued at market value. Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation, at the most recent quoted bid price.

Fixed income securities including corporate bonds, inflation indexed bonds, foreign government bonds and sovereign debts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy. Certain short-term debt obligations maturing within 60 days or less may be valued at their amortized cost unless Baillie Gifford Overseas Limited (the "Manager") determines that amortized cost does not represent fair value. These securities are classified as Level 2 securities.

Investments in pooled investment vehicles are valued at the most recent published NAV for each investee fund. Where the most recent published NAV for an investee fund was determined at a time, or in the case of a non-daily priced fund, a date, other than the pricing point of the Fund, the price may be subject to fair value adjustment as determined by the Manager. At April 30, 2022, there were no fair value adjustments required on investments in pooled investment vehicles not listed on an exchange.

Investments in structured securities are valued daily from an independent pricing source based on quotes received from the counterparty. Certain derivatives are centrally cleared or trade in the over-the-counter market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund invests in futures contracts which are valued at the closing settlement price established each day by the board of the exchange on which they are traded.

The Fund invests in forward foreign exchange contracts which are valued based on closing exchange rates from each respective foreign market.

The Fund may enter into swap agreements which are valued by independent third-party pricing agents based upon the specific terms of each agreement.

Notes to Financial Statements

Annual Report April 30, 2022

The Fund may invest in collateralized loan obligations which are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

A collateralized loan obligation ("CLO") is a security backed by a pool of debt, often corporate loans with low credit ratings. The investor receives scheduled debt payments from the underlying loans but assumes most of the risk in the event that borrowers default.

The Fund invests in Structured Notes. These are hybrid instruments which combine both debt and other characteristics into a single note form. Structured Note values are linked to the performance of an underlying index or strategy and are unsecured debt obligations of an issuer which may not be publicly listed or traded on an exchange. Structured Notes are valued daily, based on a price calculated by the issuer. Realized gain and loss and change in unrealized appreciation and depreciation on these notes for the reporting period are included in the Statement of Operations.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason) and all other assets are valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board of Trustees of the Trust (the "Board"). The actual calculations may be made by persons acting pursuant to the direction of the Board or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Fund utilizes a third party pricing service for all equity securities, except those traded on Canadian, Latin American, or U.S. exchanges, subject to certain minimum confidence levels, which applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which the securities are traded. To the extent that securities are valued using this service, the securities will be classified as Level 2 securities in the fair value measurement framework described below.

The Fund may invest in bonds issued by governments of both developed and emerging market economies.

These may be denominated in the currency of the issuing country, or some other currency such as U.S. dollars.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three- tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

Notes to Financial Statements

Annual Report April 30, 2022

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances.

In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

There were two Level 3 securities held by the Fund as at April 30, 2022:

For the Ukraine Government Bond, while there were prices available independently, there did not seem to be trading evidence and market movements to back these prices. In addition to this the local currency was suspended meaning nothing could be done in the event a market was available at the price from independent sources. It was therefore deemed prudent to value these at nil.

The Fair Oaks Senior CLO Investments 2021-1 DAC is a weekly priced instrument held by the Fund for which the trustee-quoted NAV is a significant unobservable input.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2022 is disclosed at the end of the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Derivatives

The Fund invests in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligation under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and change in unrealized appreciation and depreciation on these contracts for the reporting period are included in the Statement of Operations.

The Fund invests in forward foreign currency contracts primarily to manage exposure to certain foreign currencies. A forward contract is an agreement between the Fund and a counterparty to buy and sell a foreign currency at a specific exchange rate at a future date, and is subject to foreign exchange rate fluctuations. All contracts are "marked-to-market" daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency contracts on the Statement of Assets and Liabilities. The Fund records realized gains or losses at the time the forward foreign currency contract is settled. These realized and change in unrealized gains and losses are reflected on the Statement of Operations as gain (loss) on forward foreign currency contracts.

The Fund invests in exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and the counterparty to buy or sell an asset at a specific price on a future date. Required initial margins are pledged by the Fund, and the accumulated daily change in the fair value is accounted for as an unrealized appreciation or depreciation on futures in the Statement of Assets and Liabilities.

Swap agreements are privately negotiated agreements between a fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or

Notes to Financial Statements

Annual Report April 30, 2022

market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a fund's portfolio, to protect a fund's value from changes in interest rates, to expose a fund to a different security or market, or to help a fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfil its obligation under the agreement). The Fund did not invest in swap agreements during the year.

At April 30, 2022, the fair value of derivative instruments reflected on the Statement of Assets and Liabilities was as follows:

		Asset Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency contracts	Currency risk	Unrealized appreciation on forward foreign currency contracts	$461,450
		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency contracts	Currency risk	Unrealized depreciation on forward foreign currency contracts	$166,234

The transactions in derivative instruments reflected on the Statement of Operations by primary risk exposure during the year ended April 30, 2022 were as follows:

Net Realized Gain (Loss) from:

Currency Risk — Forward Foreign Currency Contracts	Interest Rate Risk — Futures Contracts
$624,733	$91,789

Net Change in Unrealized Appreciation (Depreciation) on:

Currency Risk — Forward Foreign Currency Contracts	Interest Rate Risk — Futures Contracts
$528,420	$(8,619)

As of April 30, 2022, the Fund had transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow the Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included on the Statement of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks

Notes to Financial Statements

Annual Report April 30, 2022

and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts, including any collateral exposure, is included in the following table:

Assets				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received*	Net Amount
Forward Foreign Currency Contracts	$461,450	$—	$461,450	$(166,234)	$(295,216)	$—
Total	$461,450	$—	$461,450	$(166,234)	$(295,216)	$—
Liabilities				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged*	Net Amount
Forward Foreign Currency Contracts	$(166,234)	$—	$(166,234)	$166,234	$—	$—
Total	$(166,234)	$—	$(166,234)	$166,234	$—	$—

*  Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate with value.

For the year ended April 30, 2022 the average monthly volume of derivatives held by the Fund was as follows:

	Longs	Shorts
Forward foreign currency contracts (contract value)	$6,719,541	$(20,246,973)
Futures (notional value)	—	(933,041)

Securities Transactions and Investment Income

The Fund's securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income, with any non-cash income exceeding 5% of the Fund's total income stated separately on the Statement of Operations, and is recorded at the fair market value of securities received.

Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method and reflected within interest income on the Statement of Operations.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds.

Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Notes to Financial Statements

Annual Report April 30, 2022

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

U.S. Federal and Other Taxes

The Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in foreign jurisdictions on gains realized upon the sale of securities. If the Fund had exposure to capital gains taxes, it would accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. The Fund did not have material exposure to foreign capital gains taxes in the current period.

The Fund is subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Fund. The tax periods since inception through present remain subject to examination.

At April 30, 2022 for federal income tax purposes, the Fund had no capital loss carryforwards.

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October capital/late year ordinary losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

At April 30, 2022, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Net Ordinary Income*	Long Term Capital Gains	Capital Loss Carryforwards	Post October Capital/Late Year Ordinary Losses	Net Unrealized Appreciation/ Depreciation on Investments and Foreign Currencies	Total Accumulated Earnings/Deficit
Baillie Gifford Multi Asset Fund	$867,806	$1,085,029	$—	$—	$(598,638)	$1,354,197

*  Includes $37,623 of currency straddle losses.

Notes to Financial Statements

Annual Report April 30, 2022

Dividends and Distributions to Shareholders

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

For the years ended April 30, 2022 and April 30, 2021, the tax characters of the dividends paid were:

Fund	Ordinary Income 2022	Long Term Capital Gains 2022	Return of Capital 2022	Ordinary Income 2021	Long Term Capital Gains 2021	Return of Capital 2021
Baillie Gifford Multi Asset Fund	$580,100	$997,917	$—	$111,924	$2	$—

For tax purposes, distributions from short-term capital gains, if any, are considered ordinary income distributions.

The Fund's cost of investments and gross unrealized appreciation (depreciation) at April 30, 2022 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Depreciation
Baillie Gifford Multi Asset Fund	$13,071,286	$910,904	$(1,489,519)	$(578,615)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on securities categorized as PFICs.

Note B — Investment Management and Other Services

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the Securities and Exchange Commission (the "SEC"), is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Fund (the "Advisory Agreement"), the Fund pays the Manager an investment advisory fee (the "Advisory Fee") in arrears.

The Advisory Fee paid by the Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level	Annual Rate at Each Asset Level Post Waiver*
Baillie Gifford Multi Asset Fund	$0 - $2 >$2 - $5 Above $5	0.33% 0.29% 0.27%	0.08% 0.06% 0.05%

*  The Manager has contractually agreed to waive a portion of its Advisory Fee (the "Temporary Advisory Fee Waiver") with respect to the Fund until August 31, 2023. This will be given effect prior to the application of the expense limitation agreement and Affiliated Fund Waiver.

Notes to Financial Statements

Annual Report April 30, 2022

The Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Fund, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of the Fund. The Fund has adopted an Administration, Supervisory and Sub- Accounting Services Plan with respect to Class K and Institutional Class shares, which authorizes the Fund to pay the Manager an administration and supervisory fee (the "Administration and Supervisory Fee") quarterly, in arrears, at an annual rate of 0.17% of the Fund's average net assets.

The Fund may enter into certain agreements with Financial Intermediaries that require payments for sub- transfer agency services in excess of the Board approved cap on payments and/or reimbursements to Financial

Intermediaries. In such instances the Manager will pay, out of its own profits, the difference between the amount due under the agreement with the Financial Intermediary and the cap on such payments and/or reimbursements approved by the Board.

The Manager has contractually agreed to irrevocably waive a portion of its management fee in an amount equal to 100% of the Advisory Fee and the Administration and Supervisory Fee paid by any Affiliated Fund with respect to Fund assets invested in such Affiliated Fund. For purposes of this waiver, "Affiliated Fund" means any pooled investment vehicle that is managed by the Manager or by any of its affiliates and that pays a management fee. This contractual agreement (the "Affiliated Fund Waiver") has an indefinite term for so long as the Fund's investment advisory agreement and related contractual arrangements remain in full force and effect, and it may only be terminated by the Board.

The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund's total annual operating expenses (excluding taxes, sub-accounting expenses, acquired fund fees and expenses* and extraordinary expenses) exceed the following amounts, less the above Affiliated Fund Waiver:

Fund	Class	Expense Limitation	Expiration Date
Baillie Gifford Multi Asset Fund	Class K	0.40%	8/31/2023
Baillie Gifford Multi Asset Fund	Institutional Class	0.40%	8/31/2023

*  The term "acquired fund fees and expenses" originates in the mutual fund prospectus disclosure requirements and refers to a methodology for estimating the operating expenses of funds in which the Fund invests. This information is part of the fees and expenses displayed in the Fund's prospectus.

Waived fees for the Fund are not subject to recoupment. The contractual fee waiver/expense reimbursement arrangements described above may only be terminated by the Board.

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Fund.

The Bank of New York Mellon serves as the Fund's administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

The Fund may own outstanding voting shares of other funds within Baillie Gifford Funds, the issuer of which is considered an affiliate. At April 30, 2022, transactions in affiliated funds, if any, are listed under the heading Affiliated Fund Holdings at the end of the Portfolio of Investments.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) for the year ended April 30, 2022 were as follows:

	Purchases	Sales
Long Term Investments	$14,252,979	$20,848,166
U.S. Government Obligations	279,560	—

Notes to Financial Statements

Annual Report April 30, 2022

Note D — Transactions in Shares of Beneficial Interest

	Baillie Gifford Multi Asset Fund
	For the Year Ended April 30, 2022		For the Year Ended April 30, 2021
Class K Shares	Shares	Amount	Shares	Amount
Shares sold	4,333	$47,669	1,041,667	$10,000,000
Shares issued in reinvestment of dividends and distributions	99,070	1,114,541	7,586	84,965
Shares redeemed	(1,112,034)	(12,076,856)	—	—
Net increase (decrease)	(1,008,631)	$(10,914,646)	1,049,253	$10,084,965
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	118,114	$1,321,726	62,931	$716,420
Shares issued in reinvestment of dividends and distributions	41,198	463,476	2,405	26,961
Shares redeemed	(13,846)	(150,134)	—	—
Net increase (decrease)	145,466	$1,635,068	65,336	$743,381

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of April 30, 2022, the following shareholder beneficially owned 25% or more of the Fund's voting securities:

Fund	Investor	Percentage
Baillie Gifford Multi Asset Fund	Baillie Gifford International LLC	86.46%

Purchase and redemption activity of this account may have a significant effect on the operation of the Fund.

Note F — Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Notes to Financial Statements

Annual Report April 30, 2022

Note G — Line of Credit

The Trust entered into a committed facility with Bank of New York Mellon on May 1, 2017, renewed April 19, 2022, and expiring April 18, 2023, which allows certain series of the Trust to borrow up to $75 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate + 0.10%. Prior to April 19, 2022, the rate used was the greater of the Federal Funds Effective Rate or the one-month U.S. LIBOR Rate.

The Fund pays a share of a commitment fee on the portion of the facility which is undrawn. The commitment fee is 0.25% on undrawn amounts.

The rate payable at April 30, 2022 was 1.63% on any amounts drawn down. There were no drawdowns for the Fund in the year ended April 30, 2022.

Note H — Principal Risks (unaudited)

The below is a selection of the Fund's principal risks. For a full list of the Fund's principal risks, including a description of each risk, please refer to the Fund's prospectus.

Asset Allocation Risk

The Fund's investment performance depends upon the successful allocation of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. Asset allocation does not eliminate risk, and market conditions sometimes arise in which even effective asset allocation cannot prevent losses, such as market conditions in which most or all asset valuations decline simultaneously. There is no guarantee that the Fund's allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in the Fund as a result of these allocation decisions.

Volatility Management Risk

There can be no guarantee that the portfolio managers will be successful in managing the Fund's overall level of volatility. As a result, the Fund may not realize the anticipated benefits from its volatility management strategies or it may realize losses, especially in situations where the valuation of a broad range of asset classes, markets and instruments move in the same direction. Under certain market conditions, the use of volatility management strategies may also result in less favorable performance than if such strategies had not been used. Volatility is non-directional; low volatility does not necessarily suggest that the Fund will not lose value or is less risky.

Market Risk

The value of the Fund's investments will be affected by fluctuations in the markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

Derivatives Risk

Investing in derivative instruments involves the risk that these instruments' values may not move as expected relative to the values of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, counterparty risk, and liquidity risk.

Structured Finance Securities Risk

Holders of structured finance securities bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. Payment streams associated with structured finance securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream the Manager expected the Fund to receive when the Fund purchased the structured finance security.

Notes to Financial Statements

Annual Report April 30, 2022

Underlying Funds Risk

Investments in other pooled investment vehicles may indirectly expose the Fund to all of the risks applicable to an investment in such other pool. The Fund must pay its pro rata portion of the other pooled vehicles fees and expenses. If such pool is an ETF or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their net asset value, an effect that might be more pronounced in less liquid markets. Further, during the period, the Manager served as investment advisor to some pooled vehicles in which the Fund invests, leading to potential conflicts of interest.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objectives. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. War, terrorism, public health crises, and other geopolitical events, such as sanctions, tariffs, trade disputes, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For instance, the 2022 Russian invasion of Ukraine and the sanctions that followed had immediate negative effects on global financial markets, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas, and reduced the liquidity and value of Russian securities to zero or near zero. Similarly, terrorism in the U.S. and around the world has resulted in increased geopolitical risk.

Communicable diseases, including those that result in pandemics or epidemics, may pose significant threats to human health, and such diseases, along with any efforts to contain their spread, may be highly disruptive to both global and local economies and markets, with significant negative impact on individual issuers, sectors, industries, and asset classes. Significant public health crises, including those triggered by the transmission of a communicable disease and efforts to contain it may result in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. All of these disruptive effects were present, for example, in the global pandemic linked to the outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 that was first reported in China in December 2019.

For further information on the risks associated with investing in the Fund, please refer to the Fund's prospectus.

Note I — Legal Notice (unaudited)

ICE

ICE Data Indices, LLC ("ICE DATA"), is used with permission. ICE DATA, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE DATA, its affiliates nor their respective third party providers shall be subject to any damages or liability with respect to the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE DATA, its affiliates and their respective third party suppliers do not sponsor, endorse, or recommend Baillie Gifford, or any of its products or services.

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

The Board has approved and adopted a Plan of Liquidation and Termination (the "Plan") for the Fund. Effective as of the close of business on June 24, 2022, the Fund will cease selling shares to new investors, and the Manager will begin liquidation of the Fund's investments.

Notes to Financial Statements

Annual Report April 30, 2022

The Board has determined to close the Fund and redeem all outstanding shares no later than August 26, 2022 (the "Liquidation Date"). The Fund reserves the right, in its discretion, to modify the extent to which sales of shares are limited prior to the Liquidation Date.

Pursuant to the Plan, the Fund will liquidate its investments and thereafter redeem all of its outstanding shares by distribution of its assets to shareholders in amounts equal to the net asset value of each shareholder's

Fund investment after the Fund has paid or provided for all of its charges, taxes, expenses, and liabilities. The Manager anticipates that the Fund's assets will be fully liquidated and all outstanding shares will be redeemed on or about the Liquidation Date.

There were no other subsequent events identified between April 30, 2022 and the issuance of the Financial Statements.

Report of Independent Registered Public Accounting Firm

Annual Report April 30, 2022

To the Shareholders of Baillie Gifford Multi Asset Fund
and Board of Trustees of Baillie Gifford Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Baillie Gifford Multi Asset Fund (the "Fund"), a series of Baillie Gifford Funds, as of April 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the four periods in the period then ended (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian, brokers, and trustees; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Baillie Gifford Overseas Limited's investment companies since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio
June 28, 2022

Supplemental Information (unaudited)

Annual Report April 30, 2022

Federal Income Tax Information

Qualified dividend income was taxable to the Fund through April 30, 2022. The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Fund	Qualified Dividend Income
Baillie Gifford Multi Asset Fund	25.13%

For corporate shareholders, the percentage of ordinary income distributions for the year ended April 30, 2022 for the corporate dividends-received deduction is:

Fund	Dividends-received Deductions
Baillie Gifford Multi Asset Fund	2.24%

Supplemental Information (unaudited)

Annual Report April 30, 2022

Management of the Trust

The following tables set forth the Trustees and officers of the Trust, their principal occupations during the past five years, and certain other information as of April 30, 2022.

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served as Trustee(1)	Principal Occupation and Other Directorships Held During Past 5 Years(2)	Number of Funds in Fund Complex overseen by Trustee(3)
Indepedent Trustees
Howard W. Chin 1952	Trustee, Chair of the Nominating and Governance Committee	Since 2015	Retired. Formerly: Managing Director, Investments, Guardian Life Insurance (financial services).	19
Pamela M. J. Cox 1952	Trustee	Since 2017	Retired. Formerly: Senior Associate (non-resident), CSIS (think tank); Senior Vice President; Vice President East Asia, World Bank Group (international bank & financial services).	19
Robert E. Rigsby 1949	Trustee, Chair of the Audit Oversight Committee	Since 2014	Retired. Formerly: President & COO, Delivery Business at Dominion Energy, Inc. (electric and gas energy company).	19
Donald P. Sullivan Jr. 1954	Trustee	Since 2020	Retired. Formerly: Senior Vice President, Agency Distribution, Guardian Life Insurance (financial services).	19
Interested Trustee as defined in the 1940 Act(2)
David Salter(4) 1975	Trustee, Chair of the Board, and President	Since 2016. Formerly, Vice President.	Partner, Baillie Gifford & Co. (parent of investment adviser); CEO & Chairman, Baillie Gifford Funds Services LLC (broker-dealer).	19

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation During Past 5 Years(2)
Officers (other than officers who are also Trustees)
Andrew Telfer 1967	Vice President	Since 2008	Managing Partner, Baillie Gifford & Co.
Michael Stirling-Aird 1977	Vice President	Since 2012	Partner, Baillie Gifford & Co.
Julie Paul 1975	Vice President	Since 2012	Manager, North American Funds Operations Department, Baillie Gifford & Co.
Tim Campbell 1975	Vice President	Since 2014	Partner, Baillie Gifford & Co. (investment adviser); Manager, Baillie Gifford International LLC with oversight of marketing performed in North America.
Lindsay Cockburn 1978	Treasurer	Since 2015	Manager, North American Funds Operations Department, Baillie Gifford & Co.

Supplemental Information (unaudited)

Annual Report April 30, 2022

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation During Past 5 Years(2)
Officers (other than officers who are also Trustees)
Gareth Griffiths 1973	Secretary and Chief Legal Officer	Secretary since 2015; Chief Legal Officer since 2017	Senior Legal Counsel for Baillie Gifford & Co.
Graham Laybourn 1966	Vice President	Since 2018	Partner, Baillie Gifford & Co.
Suzanne Quinn 1979	Chief Compliance Officer and AML Compliance Officer	Since 2018	Manager, Compliance Department, Baillie Gifford & Co.
Lesley-Anne Archibald 1988	Vice President	Since 2017	Manager, North American Funds Operations Department, Baillie Gifford & Co.
Kelly Cameron 1989	Vice President	Since 2020	Client Service Director, Baillie Gifford Overseas Limited.
Neil Riddell 1988	Chief Risk Officer	Since 2021	Head of Group Risk, Baillie Gifford & Co.

The address of each Trustee of the Trust is c/o Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA, 02199. The address of each officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(1)  There is no stated term of office for the Trustees and a Trustee may serve until such Trustee reaches the age of 75 years. The Chair of the Board and officers of the Trust, including the President of the Trust, are elected annually by the Board.

(2)  Previous positions during the past five years with Baillie Gifford & Co., the Manager, and Baillie Gifford Group are omitted if not materially different from the positions listed.

(3)  The number of Funds in the Fund complex overseen by the Trustee includes series of the Trust not included in this shareholder report or which have not yet commenced investment operations as of the date hereof.

(4)  David Salter is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his positions with the Manager and his role as an officer of the Trust.

Additional information regarding the Trustees is in the Fund's Statement of Additional Information and is available upon request, without charge, by calling the Manager at 011-44-131-275-2000. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Manager at 011-44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent

12-month period ended June 30 is also available without charge upon request by calling the Manager at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at http://www.sec.gov. The Fund's holdings can also be found at Baillie Gifford Funds' website: http://USmutualfund.bailliegifford.com.

Copyright © Baillie Gifford & Co 2015.

(b)	Not applicable

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

The registrant’s Code of Ethics is attached hereto as an exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Mr. Robert E. Rigsby, is qualified to serve as an audit committee financial expert serving on its audit oversight committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following fees being reported are those charged with respect to services provided in relation to Baillie Gifford Multi Asset Fund, except where otherwise noted.

(a) Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,000 for 2022 and $28,000 for 2021.

(b) Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $0 for 2021.

(c) Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,000 for 2022 and $7,000 for 2021. These services are related to the review of federal and state income tax returns, excise tax returns, and the review of the distribution requirements for excise tax purposes.

(d) All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2022 and $0 for 2021.

(e)(1)	In order for the Trust’s accountant to remain independent, the following engagements must be approved in advance by the Trust’s Audit Oversight Committee or pursuant to the Pre-Approval Policies and Procedures for Audit and Non-Audit Services, as adopted by the Trust’s Audit Oversight Committee:

a)	any engagement of the accountant to provide audit services or non-audit services to the Trust; and

b)	any engagement of the accountant to provide non-audit services to the Trust’s investment adviser, or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust.

(2)	No services included in (b)-(d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $7,302* for 2022 and $5,500* for 2021.

* This amount was paid by the Trust's investment adviser in relation to services delivered to the adviser and applicable to the Trust rather than services applicable to any individual series of the Trust.

(h)	The registrant's Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	In accordance with Section 13(c) of the Investment Company Act of 1940 (the "1940 Act"), the registrant has divested itself of the following security since the filing of its last report or Form N-CSR.

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Total Number of Shares Held on Filing Date	Statute
CHINA YANGTZE POWER	600900.SS	CNE000001G87	19,000	04/06/2022	29,800	Sudan Accountability and Divestment Act of 2007

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Baillie Gifford Funds

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)

Date:	June 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)

Date:	June 30, 2022

By (Signature and Title)*	/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date:	June 30, 2022

* Print the name and title of each signing officer under his or her signature.